DBs Ownership Interest following Initial Public Offering of DWS Shares (Detail)	12 Months Ended
Dec. 31, 2018 EUR (€)
DBs Ownership Interest following Initial Public Offering of DWS Shares [Abstract]
Deutsche Banks ownership interest at the time of the IPO	€ 5,991
Net decrease in Deutsche Banks ownership interests	(1,229)
Deutsche Banks share of net income or loss	239
Deutsche Banks share of other comprehensive income	149
Deutsche Banks share of other equity changes	37
Deutsche Banks ownership interest at the end of the period	5,187
Excess Amount from the IPO	73
Total Effect on Shareholders Equity from a Change in DB Ownership Interest in DWS, at the end of the reporting period	€ 5,260